UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

April 30, 2021

Aptus Collared Income Opportunity ETF

Ticker: ACIO

Aptus Defined Risk ETF

Ticker: DRSK

Aptus Drawdown Managed Equity ETF

Ticker: ADME

Opus Small Cap Value ETF

Ticker: OSCV

Aptus ETFs

Aptus Collared Income Opportunity ETF

Shareholder Letter
(Unaudited)

Dear ACIO Shareholders,

Thank you for your investment in the Aptus Collared Income Opportunity ETF, referred to herein as “ACIO” or the “Fund”. The information presented in this letter relates to ACIO’s performance from May 1, 2020 through April 30, 2021 (the “current fiscal period”).

The Fund is an actively-managed exchange traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options on the same underlying equity securities or on an index tracking the large capitalization segment of the U.S. equity market (a “U.S. Large Cap Index”)). The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.

For the current fiscal period, ACIO was up 24.50% at market and 24.57% at net asset value (“NAV”). Over the same period, the S&P 500® Index was up 45.98%.

The largest positive equity contributor to return for the current fiscal period was Apple, Inc. (AAPL), gaining 62.56% and adding 3.86% to the return of ACIO. The second largest contributor was Alphabet, Inc. – Class A (GOOGL), gaining 82.50% and adding 2.36% to the return of ACIO. The third largest contributor was Microsoft Corporation (MSFT), gaining 45.93% and adding 2.36% to the return of ACIO.

The largest negative equity contributor to the return for the current fiscal period was Merck & Company, Inc. (MRK), down 10.67% and detracting 0.19% from the return of ACIO. The second largest negative contributor was Northrop Grumman Corporation (NOC), down 6.32% and detracting 0.18% from the return of ACIO. The third largest negative contributor was Automated Data Processing, Inc. (ADP), down 0.16% and detracting 0.12% from the return of ACIO.

We are excited about the opportunity to give our investors access to the Aptus Collared Income Opportunity ETF. We think its possible future returns from a traditional 60/40 portfolio may be well below recent history, at risk of being insufficient to meet the income needs of today’s retirees. We believe we can help the math with a focus on global dividend growers. With overall valuations high, and growth difficult to project, we place great emphasis on sustainable yield in building return assumptions. The ACIO screening process takes approximately 50 stocks from across the globe that a) meet the filter, b) provide diversified exposure, and c) maintain an active options market from which we can sell call options on the individual names along with buying puts on the broad market index to more efficiently collar the equity portfolio. The powerful combination of a high dividend paying basket of approximately 50 stocks with a collar strategy aims to deliver consistent and repeatable yield and minimal drawdown.

We appreciate your interest in ACIO. If we can elaborate on the underlying Aptus Collared Income Opportunity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Collared Income Opportunity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments and Schedule of Written Options in this report for complete holdings information.

Definitions:

S&P 500® Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors, LLC is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Shareholder Letter
(Unaudited)

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”. The information presented in this letter relates to DRSK’s performance from May 1, 2020 through April 30, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 75% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk (the “Equity Strategy”)

For the current fiscal period, DRSK was up 5.22% at market and 5.62% at net asset value (“NAV”). Over the same period, the Bloomberg Barclays US Aggregate Bond Index was down 0.27%.

The largest positive contributor to return for the current fiscal period was JP Morgan Chase & Company (JPM), gaining 136.46% and adding 0.53% to the return of DRSK. The second largest contributor was an option position in UnitedHealth Group, Inc. (UNH), gaining 93.97% and adding 0.49% to the return of DRSK. The third largest contributor was Alphabet, Inc. – Class A (GOOGL), gaining 27.89% and adding 0.39% to the return of DRSK.

The largest negative contributor to the return for the current fiscal period was an option position in Chevron Corporation (CVX), down 52.36% and detracting 0.43% from the return of DRSK. The second largest negative contributor was an option position in Microsoft Corporation (MSFT), down 30.85% and detracting 0.39% from the return of DRSK. The third largest negative contributor was an option position in Visa, Inc. - Class A (V), down 36.82% and detracting 0.28% from the return of DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that allows for significant upside capture in a rising market and defined risk in a declining market. The powerful combination of laddered bonds over a short duration and asymmetric payoff opportunity of the call options aims to give investors expected returns not typically seen in the traditional fixed income space.

We appreciate your interest in DRSK. If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Defined Risk ETF

Shareholder Letter
(Unaudited) (Continued)

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in bond ETFs, which involve certain risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments or Schedule of Written Options for a complete list of Fund holdings.

Definitions:

Bloomberg Barclays US Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. One cannot invest directly in an index.

Call Option: Call options are financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity or other asset or instrument at a specified price within a specific time period.

Put Option: A put option is a contract giving the owner the right, but not the obligation, to sell–or sell short–a specified amount of an underlying security at a pre-determined price within a specified time frame.

Aptus Capital Advisors, LLC is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Aptus Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited)

Dear ADME Shareholders,

Thank you for your investment in the Aptus Drawdown Managed Equity ETF, referred to herein as “ADME” or the “Fund”. The information presented in this letter relates to ADME’s performance from May 1, 2020 through April 30, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed options or writing call options on one or more broad-based indexes, or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.

For the current fiscal period, ADME gained 28.57% at market and 28.59% at net asset value (“NAV”). Over the same period, the S&P 500® Index was up 45.98%.

The largest positive equity contributor to return for the current fiscal period was Apple, Inc. (AAPL) gaining 83.31% and adding 4.18% to the return of ADME. The second largest contributor was Microsoft Corporation (MSFT) gaining 45.93% and adding 2.48% to the return of ADME. The third largest contributor was Alphabet, Inc. – Class A (GOOGL) gaining 82.50% and adding 2.47% to the return of ADME.

The largest negative equity contributor to the return for the current fiscal period was MGM Resorts International (MGM) down 31.05% and detracting 0.20% from the return of ADME. The second largest negative contributor was Brigham Minerals, Inc. – Class A (MNRL) down 25.77% and detracting 0.16% from the return of ADME. The third largest negative contributor was Wells Fargo & Company (WFC) down 21.19% and detracting 0.13% from the return of ADME.

We are excited about the opportunity to give our investors access to the Aptus Drawdown Managed Equity ETF. Historically, a small group of big winners have comprised most of each year’s market gains. Rather than diluting with hundreds of mediocre holdings, we prefer to focus on 50-60 large cap names. We build from a Yield + Growth framework, tilting holdings to favor companies with solid fundamentals and reasonable valuations while avoiding those with negative price momentum. We believe there’s an upside to less downside behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We build a portfolio that attempts to capture market upside, with a fraction of the downside.

We appreciate your interest in ADME. If we can elaborate on the underlying Aptus Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Drawdown Managed Equity ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

Definitions:

S&P 500® Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors, LLC is the adviser to the Aptus Drawdown Managed Equity ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value ETF

Shareholder Letter
(Unaudited)

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance from May 1, 2020 through April 30, 2021 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index.

For the current fiscal period, OSCV was up 62.68% at market and 63.49% at net asset value (“NAV”). Over the same period, the Russell 2000® Value Index was up 78.96%.

The largest positive equity contributor to return for the current fiscal period was Ensign Group, Inc., (ENSG) gaining 130.27% and adding 2.60% to the return of OSCV. The second largest contributor was, Western Alliance Bancorp (WAL) gaining 199.65% and adding 2.46% to the return of OSCV. The third largest contributor was, Pool Corporation (POOL) gaining 116.36% and adding 2.18% to the return of OSCV.

The largest negative equity contributor to the return for the current fiscal period was, FirstCash, Inc. (FCFS) down 25.37% and detracting 0.37% from the return of OSCV. The second largest negative contributor was, BGSF, Inc. (BGSF) down 21.98% and detracting 0.33% from the return of OSCV. The third largest negative contributor was, Flir Systems, Inc. (FLIR) down 16.81% and detracting 0.27% from the return of OSCV.

We are excited about the opportunity to give our investors access to the Opus Small Cap Value ETF. OSCV selects stocks across a variety of sectors and industries by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that are believed to be undervalued. OSCV is focused on three core themes to identify companies: 1. higher quality companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management, 2. higher growth companies that are well-positioned to grow sales, earnings, cash flows, and dividends, and 3. lower valuation companies whose valuations reflect lower price-to-earnings and higher yields than their peers. OSCV generally sells a stock when the company is no longer believed to be high quality, when its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).

We appreciate your interest in OSCV. If we can elaborate on the underlying Opus Small Cap Value strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Opus Small Cap Value ETF

Shareholder Letter
(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investing involves risk. Principal loss is possible. Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Definitions:

Russell 2000® Value Index – The Russell 2000® Value Index measures the performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index – The Russell 2000 index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® serves as a benchmark for small-cap stocks in the United States.

Return on equity – a measure of financial performance calculated by dividing net income by shareholders’ equity (shareholders’ equity being a company’s assets minus its debt).

Cash flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Price-to-earnings – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Aptus Capital Advisors, LLC is the adviser to the Opus Small Cap Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus Collared Income Opportunity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
7/9/19
7/31/19
10/31/19
1/31/20
4/30/20
7/31/20
10/31/20
1/31/21
4/30/21
$14,491
$12,205
$12,190
Aptus Collared Income Opportunity ETF – NAV
Aptus Collared Income Opportunity ETF – Market
S&P 500® Index

Average Annualized Returns April 30, 2021	1 Year	Since Inception (7/9/2019)
Aptus Collared Income Opportunity ETF — NAV	24.57%	11.56%
Aptus Collared Income Opportunity ETF — Market	24.50%	11.63%
S&P 500® Index	45.98%	22.73%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 9, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Defined Risk ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/7/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
$13,169
$13,166
$11,567
Aptus Defined Risk ETF — NAV
Aptus Defined Risk ETF — Market
Bloomberg Barclays US Aggregate Bond Index

Average Annualized Returns April 30, 2021	1 Year	Since Inception (8/7/2018)
Aptus Defined Risk ETF — NAV	5.62%	10.61%
Aptus Defined Risk ETF — Market	5.22%	10.61%
Bloomberg Barclays US Aggregate Bond Index	-0.27%	5.48%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 7, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Drawdown Managed Equity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$21,685
$15,978
$15,977
6/8/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
Aptus Drawdown Managed Equity ETF — NAV
Aptus Drawdown Managed Equity ETF — Market
S&P 500® Index

Average Annualized Returns April 30, 2021	1 Year	3 Years	Since Inception (6/8/2016)
Aptus Drawdown Managed Equity ETF — NAV	28.59%	6.77%	10.05%
Aptus Drawdown Managed Equity ETF — Market	28.57%	6.73%	10.05%
S&P 500® Index	45.98%	18.67%	17.14%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Opus Small Cap Value ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
7/17/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
$13,840
$13,809
$12,876
Opus Small Cap Value ETF — NAV
Opus Small Cap Value ETF — Market
Russell 2000® Value Index

Average Annualized Returns April 30, 2021	1 Year	Since Inception (7/17/2018)
Opus Small Cap Value ETF — NAV	63.49%	12.37%
Opus Small Cap Value ETF — Market	62.68%	12.28%
Russell 2000® Value Index	78.96%	9.50%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 17, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus ETFs

Portfolio Allocations

As of April 30, 2021 (Unaudited)

Aptus Collared Income Opportunity ETF

Sector	Percentage of Net Assets
Technology	23.6%
Consumer, Non-cyclical	20.2
Financial	15.7
Communications	13.9
Consumer, Cyclical	12.1
Industrial	5.6
Utilities	3.0
Energy	2.8
Basic Materials	2.6
Purchased Options	0.5
Liabilities in Excess of Other Assets	(0.0) (a)
Total	100.0%

(a)	Represents less than 0.05% of net assets.

Aptus Defined Risk ETF

Sector	Percentage of Net Assets
Investment Grade Corporate Bonds	90.7%
Purchased Options	4.7
Other Assets in Excess of Liabilities	4.6
Total	100.0%

Aptus ETFs

Portfolio Allocations

As of April 30, 2021 (Unaudited) (Continued)

Aptus Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Technology (a)	25.8%
Consumer, Non-cyclical	19.7
Financial	15.1
Communications	13.5
Consumer, Cyclical	10.0
Industrial	7.4
Basic Materials	2.8
Energy	2.8
Utilities	2.1
Purchased Options	0.7
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Opus Small Cap Value ETF

Sector	Percentage of Net Assets
Financial (a)	29.8%
Consumer, Cyclical	17.6
Industrial	16.6
Consumer, Non-cyclical	14.7
Technology	7.9
Energy	7.4
Utilities	2.5
Basic Materials	1.9
Communications	1.3
Other Assets in Excess of Liabilities	0.3
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments
April 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Basic Materials — 2.6%
5,810	Linde plc (a)	$1,660,731
30,520	Newmont Corporation (a)	1,904,753
5,913	Sherwin-Williams Company (a)	1,619,393
		5,184,877
	Communications — 13.9%
3,344	Alphabet, Inc. - Class C (a)(b)	8,059,441
2,378	Amazon.com, Inc. (a)(b)	8,245,525
35,852	Comcast Corporation - Class A (a)	2,013,090
14,430	Facebook, Inc. - Class A (a)(b)	4,690,904
2,490	Netflix, Inc. (a)(b)	1,278,540
49,725	Verizon Communications, Inc. (a)	2,873,608
4,908	Walt Disney Company (a)(b)	912,986
		28,074,094
	Consumer, Cyclical — 12.1%
7,680	Costco Wholesale Corporation (a)	2,857,651
6,644	Darden Restaurants, Inc. (a)	974,808
14,305	Dollar General Corporation (a)	3,071,999
60,420	Fastenal Company (a)	3,158,757
10,531	Home Depot, Inc. (a)	3,408,569
6,135	Marriott International, Inc. - Class A (a)(b)	911,170
26,379	Starbucks Corporation (a)	3,020,132
15,465	Target Corporation (a)	3,205,276
2,075	Tesla, Inc. (a)(b)	1,472,088
14,220	United Continental Holdings, Inc. (a)(b)	773,568
11,493	Walmart, Inc. (a)	1,607,985
		24,462,003
	Consumer, Non-cyclical — 20.2%
14,945	Abbott Laboratories (a)	1,794,596
29,170	AbbVie, Inc. (a)	3,252,455
7,871	Anthem, Inc. (a)	2,986,179
28,599	Booz Allen Hamilton Holding Corporation (a)	2,372,287
14,827	Johnson & Johnson (a)	2,412,798
25,396	Medtronic plc (a)	3,324,844
27,510	Merck & Company, Inc. (a)	2,049,495
17,534	PepsiCo, Inc. (a)	2,527,701
15,985	Procter & Gamble Company (a)	2,132,719
10,485	S&P Global, Inc. (a)	4,093,239
8,305	Stryker Corporation (a)	2,181,142
6,745	Thermo Fisher Scientific, Inc. (a)	3,171,701
10,295	UnitedHealth Group, Inc. (a)	4,105,646
11,105	Verisk Analytics, Inc. (a)	2,089,961
13,600	Zoetis, Inc. (a)	2,353,208
		40,847,971
	Energy — 2.8%
21,070	Chevron Corporation (a)	2,171,685
25,812	Exxon Mobil Corporation (a)	1,477,479
12,980	Pioneer Natural Resources Company (a)	1,996,713
		5,645,877
	Financial — 15.7%
8,510	American Tower Corporation (a)	2,168,093
63,635	Bank of America Corporation (a)	2,579,126
11,415	Berkshire Hathaway, Inc. - Class B (a)(b)	3,138,554
3,884	BlackRock, Inc. (a)	3,182,161
2,180	Equinix, Inc. (a)	1,571,257
21,574	JPMorgan Chase & Company (a)	3,318,297
18,790	Marsh & McLennan Companies, Inc. (a)	2,549,803
9,550	Mastercard, Inc. - Class A (a)	3,648,673
19,305	Progressive Corporation (a)	1,944,786
17,230	Prologis, Inc. (a)	2,007,812
28,546	US Bancorp (a)	1,694,205
16,610	Visa, Inc. - Class A (a)	3,879,432
		31,682,199
	Industrial — 5.6%
14,628	Caterpillar, Inc. (a)	3,336,793
9,550	L3Harris Technologies, Inc. (a)	1,998,147
7,990	Lockheed Martin Corporation (a)	3,040,674
12,861	Union Pacific Corporation (a)	2,856,300
		11,231,914
	Technology — 23.6%
10,614	Accenture plc - Class A (a)	3,077,742
15,542	Activision Blizzard, Inc. (a)	1,417,275
18,608	Analog Devices, Inc. (a)	2,850,001
89,070	Apple, Inc. (a)	11,709,142
6,135	Broadcom, Inc. (a)	2,798,787
16,505	Broadridge Financial Solutions, Inc. (a)	2,618,188
24,600	Fidelity National Information Services, Inc. (a)	3,761,340
5,623	Lam Research Corporation (a)	3,488,790
42,141	Microsoft Corporation (a)	10,627,117
28,960	Paychex, Inc. (a)	2,823,311
13,291	Texas Instruments, Inc. (a)	2,399,159
		47,570,852
	Utilities — 3.0%
15,780	American Water Works Company, Inc. (a)	2,461,522
46,925	NextEra Energy, Inc. (a)	3,637,157
		6,098,679
	TOTAL COMMON STOCKS (Cost $155,902,568)	200,798,466

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments
April 30, 2021 (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 0.5%
	Put Options — 0.5%
400	S&P 500 Index, Expiration: 05/21/2021, Exercise Price: $4,050.00	$167,246,800	$964,000
	TOTAL PURCHASED OPTIONS (Cost $1,377,932)		964,000
	Total Investments (Cost $157,280,500) — 100.0%		201,762,466
	Liabilities in Excess of Other Assets — (0.0)% (d)		(20,530)
	TOTAL NET ASSETS — 100.0%		$201,741,936

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2021, the value of these securities amount to $200,798,466 or 99.5% of net assets.
(b)	Non-income producing security.
(c)	Exchange traded.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2021

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.5)%
	Call Options — (0.4)%
(149)	Abbott Laboratories, Expiration: 05/21/2021, Exercise Price: $125.00	$(1,789,192)	$(8,195)
(289)	AbbVie, Inc., Expiration: 05/21/2021, Exercise Price: $115.00	(3,222,350)	(21,964)
(105)	Accenture plc - Class A, Expiration: 05/21/2021, Exercise Price: $300.00	(3,044,685)	(14,437)
(154)	Activision Blizzard, Inc., Expiration: 05/07/2021, Exercise Price: $105.00	(1,404,326)	(4,004)
(33)	Alphabet, Inc. - Class C, Expiration: 05/21/2021, Exercise Price: $2,600.00	(7,953,396)	(5,692)
(23)	Amazon.com, Inc., Expiration: 05/21/2021, Exercise Price: $3,850.00	(7,975,066)	(13,512)
(84)	American Tower Corporation, Expiration: 05/21/2021, Exercise Price: $260.00	(2,140,068)	(21,210)
(156)	American Water Works Company, Inc., Expiration: 05/21/2021, Exercise Price: $165.00	(2,433,444)	(6,630)
(184)	Analog Devices, Inc., Expiration: 05/21/2021, Exercise Price: $175.00	(2,818,144)	(3,220)
(78)	Anthem, Inc., Expiration: 05/21/2021, Exercise Price: $390.00	(2,959,242)	(29,250)
(890)	Apple, Inc., Expiration: 05/21/2021, Exercise Price: $140.00	(11,699,940)	(48,060)
(636)	Bank of America Corporation, Expiration: 05/21/2021, Exercise Price: $43.00	(2,577,708)	(14,628)
(113)	Berkshire Hathaway, Inc. - Class B, Expiration: 05/21/2021, Exercise Price: $285.00	(3,106,935)	(17,458)
(19)	BlackRock, Inc., Expiration: 05/21/2021, Exercise Price: $840.00	(1,556,670)	(14,440)
(19)	BlackRock, Inc., Expiration: 05/21/2021, Exercise Price: $850.00	(1,556,670)	(9,595)
(61)	Broadcom, Inc., Expiration: 05/21/2021, Exercise Price: $485.00	(2,782,820)	(12,505)
(163)	Broadridge Financial Solutions, Inc., Expiration: 05/21/2021, Exercise Price: $170.00	(2,585,669)	(11,817)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2021 (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.5)% (Continued)
	Call Options — (0.4)% (Continued)
(76)	Costco Wholesale Corporation, Expiration: 05/21/2021, Exercise Price: $390.00	$(2,827,884)	$(8,094)
(33)	Darden Restaurants, Inc., Expiration: 05/21/2021, Exercise Price: $155.00	(484,176)	(4,042)
(32)	Darden Restaurants, Inc., Expiration: 05/21/2021, Exercise Price: $160.00	(469,504)	(2,000)
(142)	Dollar General Corporation, Expiration: 05/21/2021, Exercise Price: $230.00	(3,049,450)	(4,970)
(143)	Facebook, Inc. - Class A, Expiration: 05/21/2021, Exercise Price: $350.00	(4,648,644)	(15,730)
(244)	Fidelity National Information Services, Inc., Expiration: 05/21/2021, Exercise Price: $165.00	(3,730,760)	(30,500)
(104)	Home Depot, Inc., Expiration: 05/21/2021, Exercise Price: $345.00	(3,366,168)	(12,168)
(214)	JPMorgan Chase & Company, Expiration: 05/21/2021, Exercise Price: $170.00	(3,291,534)	(3,745)
(55)	Lam Research Corporation, Expiration: 05/21/2021, Exercise Price: $700.00	(3,412,475)	(9,653)
(57)	Linde plc, Expiration: 05/21/2021, Exercise Price: $310.00	(1,629,288)	(14,820)
(61)	Marriott International, Inc. - Class A, Expiration: 05/21/2021, Exercise Price: $165.00	(905,972)	(5,155)
(187)	Marsh & McLennan Companies, Inc., Expiration: 05/21/2021, Exercise Price: $135.00	(2,537,590)	(44,880)
(93)	Mastercard, Inc. - Class A, Expiration: 05/21/2021, Exercise Price: $410.00	(3,553,158)	(11,579)
(253)	Medtronic plc, Expiration: 05/21/2021, Exercise Price: $135.00	(3,312,276)	(17,584)
(421)	Microsoft Corporation, Expiration: 05/21/2021, Exercise Price: $265.00	(10,616,778)	(37,259)
(174)	PepsiCo, Inc., Expiration: 05/21/2021, Exercise Price: $150.00	(2,508,384)	(5,916)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options
April 30, 2021 (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.5)% (Continued)
	Call Options — (0.4)% (Continued)
(129)	Pioneer Natural Resources Company, Expiration: 05/21/2021, Exercise Price: $170.00	$(1,984,407)	$(14,513)
(95)	Progressive Corporation, Expiration: 05/21/2021, Exercise Price: $105.00	(957,030)	(3,563)
(172)	Prologis, Inc., Expiration: 05/21/2021, Exercise Price: $120.00	(2,004,316)	(17,200)
(104)	S&P Global, Inc., Expiration: 05/21/2021, Exercise Price: $410.00	(4,060,056)	(12,740)
(58)	Sherwin-Williams Company, Expiration: 05/21/2021, Exercise Price: $290.00	(1,588,446)	(5,220)
(263)	Starbucks Corporation, Expiration: 05/21/2021, Exercise Price: $120.00	(3,011,087)	(11,835)
(82)	Stryker Corporation, Expiration: 05/21/2021, Exercise Price: $270.00	(2,153,566)	(21,115)
(153)	Target Corporation, Expiration: 05/21/2021, Exercise Price: $230.00	(3,171,078)	(14,611)
(20)	Tesla, Inc., Expiration: 05/21/2021, Exercise Price: $750.00	(1,418,880)	(35,750)
(142)	United Airlines Holdings, Inc., Expiration: 05/21/2021, Exercise Price: $60.00	(772,480)	(7,242)
(102)	UnitedHealth Group, Inc., Expiration: 05/21/2021, Exercise Price: $410.00	(4,067,760)	(33,507)
(283)	US Bancorp, Expiration: 05/21/2021, Exercise Price: $61.00	(1,679,605)	(19,810)
(48)	Walt Disney Company, Expiration: 05/21/2021, Exercise Price: $210.00	(892,896)	(3,240)
			(685,058)
	Put Options — (0.1)%
(300)	S&P 500 Index, Expiration: 05/21/2021, Exercise Price: $3,850.00	(125,435,100)	(243,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $1,214,858)		$(928,058)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Investments
April 30, 2021

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS — 90.7% (a)
	Investment Grade Corporate Bonds — (90.7%)
2,662,662	Invesco BulletShares 2021 Corporate Bond ETF		$56,208,795
3,336,032	iShares iBonds Dec 2021 Term Corporate ETF (c)		82,766,954
4,168,857	iShares iBonds Dec 2022 Term Corporate ETF (c)		106,139,099
5,640,486	iShares iBonds Dec 2023 Term Corporate ETF (c)		147,385,899
3,862,394	iShares iBonds Dec 2024 Term Corporate ETF (c)		102,102,385
3,733,859	iShares iBonds Dec 2025 Term Corporate ETF (c)		100,739,516
	TOTAL EXCHANGE TRADED FUNDS (Cost $593,911,756)		595,342,648
Contracts		Notional Amount
	PURCHASED OPTIONS (b) — 4.7%
	Call Options — 4.0%
195	Alphabet, Inc. - Class A, Expiration: 08/20/2021, Exercise Price: $2,400.00	$45,893,250	2,208,375
150	Amazon.com, Inc., Expiration: 08/20/2021, Exercise Price: $3,600.00	52,011,300	2,400,750
2,100	Apple, Inc., Expiration: 08/20/2021, Exercise Price: $135.00	27,606,600	1,349,250
11,000	Energy Select Sector SPDR Fund, Expiration: 08/20/2021, Exercise Price: $53.00	54,329,000	1,892,000
10,000	Financial Select Sector SPDR Fund, Expiration: 05/21/2021, Exercise Price: $37.00	36,260,000	300,000
19,500	Financial Select Sector SPDR Fund, Expiration: 08/20/2021, Exercise Price: $38.00	70,707,000	1,530,750
4,250	Materials Select Sector SPDR Fund, Expiration: 06/18/2021, Exercise Price: $83.00	35,292,000	1,134,750
1,700	Microsoft Corporation, Expiration: 08/20/2021, Exercise Price: $255.00	42,870,600	2,086,750
5,000	Raytheon Technologies Corporation, Expiration: 08/20/2021, Exercise Price: $85.00	41,620,000	1,750,000
2,500	SPDR S&P Metals & Mining ETF, Expiration: 06/18/2021, Exercise Price: $42.00	10,115,000	400,000
4,000	SPDR S&P Regional Banking ETF, Expiration: 08/20/2021, Exercise Price: $70.00	27,356,000	1,298,000
4,500	T-Mobile US, Inc., Expiration: 07/16/2021, Exercise Price: $135.00	59,458,500	2,081,250
1,500	UnitedHealth Group, Inc., Expiration: 08/20/2021, Exercise Price: $400.00	59,820,000	2,913,750

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Investments
April 30, 2021 (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (b) — 4.7% (Continued)
	Call Options — 4.0% (Continued)
5,000	VanEck Vectors Gold Miners ETF, Expiration: 06/18/2021, Exercise Price: $38.00	$17,180,000	$232,500
1,300	VanEck Vectors Semiconductor ETF, Expiration: 08/20/2021, Exercise Price: $250.00	31,590,000	1,524,250
1,500	Visa, Inc. - Class A, Expiration: 07/16/2021, Exercise Price: $235.00	35,034,000	1,271,250
3,600	Walmart, Inc., Expiration: 07/16/2021, Exercise Price: $140.00	50,367,600	1,791,000
			26,164,625
	Put Options — 0.7%
2,770	Invesco QQQ Trust Series 1, Expiration: 06/18/2021, Exercise Price: $335.00	93,623,230	2,502,695
2,000	iShares 20+ Year Treasury Bond ETF, Expiration: 05/21/2021, Exercise Price: $138.00	27,728,000	320,000
1,500	iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: 05/21/2021, Exercise Price: $129.00	19,672,500	45,000
210	S&P 500 Index, Expiration: 06/18/2021, Exercise Price: $4,140.00	87,804,570	1,673,700
			4,541,395
	TOTAL PURCHASED OPTIONS (Cost $31,317,059)		30,706,020
	Total Investments (Cost $625,228,815) — 95.4%		626,048,668
	Other Assets in Excess of Liabilities — 4.6%		30,314,806
	TOTAL NET ASSETS — 100.0%		$656,363,474

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)	Exchange traded.
(c)	Affiliated Exchange Traded Fund. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Schedule of Written Options
April 30, 2021

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.3)%
	Call Options — (0.3)%
(85)	Alphabet, Inc. - Class A, Expiration: 08/20/2021, Exercise Price: $2,700.00	$(20,004,750)	$(255,425)
(65)	Amazon.com, Inc., Expiration: 08/20/2021, Exercise Price: $3,900.00	(22,538,230)	(476,450)
(1,700)	Microsoft Corporation, Expiration: 08/20/2021, Exercise Price: $300.00	(42,870,600)	(274,550)
(2,250)	T-Mobile US, Inc., Expiration: 07/16/2021, Exercise Price: $150.00	(29,729,250)	(211,500)
(1,500)	UnitedHealth Group, Inc., Expiration: 08/20/2021, Exercise Price: $440.00	(59,820,000)	(866,250)
(5,000)	VanEck Vectors Gold Miners ETF, Expiration: 06/21/2021, Exercise Price: $43.00	(17,180,000)	(47,500)
			(2,131,675)
	Put Options — (0.0)% (b)
(1,500)	iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: 05/21/2021, Exercise Price: $123.00	(19,672,500)	(18,750)
	TOTAL WRITTEN OPTIONS (Premiums Received $1,708,900)		$(2,150,425)

(a)	Exchange traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Investments
April 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Basic Materials — 2.8%
3,936	Linde plc	$1,125,066
27,054	Newmont Corporation	1,688,440
12,417	Rio Tinto plc - ADR	1,056,190
8,763	Sherwin-Williams Company	2,399,923
		6,269,619
	Communications — 13.5%
3,651	Alphabet, Inc. - Class C (a)	8,799,348
2,648	Amazon.com, Inc. (a)	9,181,728
427	Booking Holdings, Inc. (a)	1,053,016
32,490	Comcast Corporation - Class A	1,824,314
15,020	Facebook, Inc. - Class A (a)	4,882,702
6,651	Netflix, Inc. (a)	3,415,089
1,223	Trade Desk, Inc. - Class A (a)	891,946
		30,048,143
	Consumer, Cyclical — 10.0%
840	AutoZone, Inc. (a)	1,229,861
30,534	Carnival Corporation (a)	853,731
17,963	Dollar General Corporation	3,857,554
4,438	Domino’s Pizza, Inc.	1,874,345
10,813	Hilton Worldwide Holdings, Inc. (a)	1,391,633
6,504	Home Depot, Inc.	2,105,150
564	NVR, Inc. (a)	2,830,208
8,106	Pool Corporation	3,424,947
1,741	Tesla, Inc. (a)	1,235,135
19,062	United Continental Holdings, Inc. (a)	1,036,973
10,149	Walmart, Inc.	1,419,946
8,157	Wynn Resorts, Ltd. (a)	1,047,359
		22,306,842
	Consumer, Non-cyclical — 19.7%
30,707	Abbott Laboratories	3,687,297
14,985	Amgen, Inc.	3,591,005
5,600	Chemed Corporation	2,669,016
5,933	Cintas Corporation	2,047,716
1,333	CoStar Group, Inc. (a)	1,138,955
25,064	Edwards Lifesciences Corporation (a)	2,394,113
8,175	Eli Lilly & Company	1,494,145
4,416	Intuitive Surgical, Inc. (a)	3,819,840
20,132	Johnson & Johnson	3,276,080
11,748	PayPal Holdings, Inc. (a)	3,081,383
21,110	PepsiCo, Inc.	3,043,218
15,773	Procter & Gamble Company	2,104,434
12,071	ResMed, Inc.	2,268,986
6,519	S&P Global, Inc.	2,544,952
4,391	Thermo Fisher Scientific, Inc.	2,064,780
11,610	UnitedHealth Group, Inc.	4,630,068
		43,855,988
	Energy — 2.8%
13,532	Chevron Corporation	1,394,743
15,685	EOG Resources, Inc.	1,155,043
28,209	Exxon Mobil Corporation	1,614,683
12,697	Pioneer Natural Resources Company	1,953,180
		6,117,649
	Financial — 15.1%
13,999	American Tower Corporation	3,566,525
60,386	Bank of America Corporation	2,447,445
12,330	Berkshire Hathaway, Inc. - Class B (a)	3,390,133
30,943	Charles Schwab Corporation	2,178,387
9,319	Chubb, Ltd.	1,599,047
12,091	First Republic Bank/CA	2,215,555
91,713	Host Hotels & Resorts, Inc. (a)	1,665,508
25,091	JPMorgan Chase & Company	3,859,247
11,098	Mastercard, Inc. - Class A	4,240,102
7,249	PNC Financial Services Group, Inc.	1,355,200
6,832	Sun Communities, Inc.	1,139,783
21,818	Tradeweb Markets, Inc. - Class A	1,773,367
17,898	Visa, Inc. - Class A	4,180,257
		33,610,556
	Industrial — 7.4%
44,716	Carrier Global Corporation	1,948,723
15,569	Caterpillar, Inc.	3,551,445
8,196	FedEx Corporation	2,379,381
8,723	Lockheed Martin Corporation	3,319,625
38,462	Otis Worldwide Corporation	2,995,036
14,307	Raytheon Technologies Corporation	1,190,915
4,528	Union Pacific Corporation	1,005,623
		16,390,748
	Technology — 25.8% (b)
6,288	Accenture plc - Class A	1,823,331
5,953	Adobe, Inc. (a)	3,026,148
98,452	Apple, Inc.	12,942,500
4,993	ASML Holding NV - NY	3,235,963
16,161	Entegris, Inc.	1,819,405
24,239	Fidelity National Information Services, Inc.	3,706,143
5,982	Lam Research Corporation	3,711,532
47,096	Microsoft Corporation	11,876,669
5,002	MSCI, Inc.	2,429,822
5,630	NVIDIA Corporation	3,380,139

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Investments
April 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Technology — 25.8% (b) (Continued)
22,868	Oracle Corporation	$1,733,166
7,434	Roper Technologies, Inc.	3,318,835
6,105	salesforce.com, Inc. (a)	1,406,104
1,941	ServiceNow, Inc. (a)	982,864
11,526	Take-Two Interactive Software, Inc. (a)	2,021,430
		57,414,051
	Utilities — 2.1%
8,909	American Water Works Company, Inc.	1,389,715
42,368	NextEra Energy, Inc.	3,283,944
		4,673,659
	TOTAL COMMON STOCKS (Cost $163,780,368)	220,687,255

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 0.7%
	Call Options — 0.1%
2,250	Cboe Volatility Index, Expiration: 05/19/2021, Exercise Price: $25.00	$4,187,250	247,500

	Put Options — 0.6%
1,500	Invesco QQQ Trust Series 1, Expiration: 05/21/2021, Exercise Price: $335.00	50,698,500	785,250
200	S&P 500 Index, Expiration: 05/21/2021, Exercise Price: $4,050.00	83,623,400	482,000
			1,267,250
	TOTAL PURCHASED OPTIONS (Cost $2,009,623)		1,514,750
	Total Investments (Cost $165,789,991) — 99.9%		222,202,005
	Other Assets in Excess of Liabilities — 0.1%		131,370
	TOTAL NET ASSETS — 100.0%		$222,333,375

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of Written Options
April 30, 2021

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.1)%
	Call Options — (0.0)% (b)
(1,500)	Cboe Volatility Index, Expiration: 05/19/2021, Exercise Price: $50.00	$(2,791,500)	$(33,750)

	Put Options — (0.1)%
(1,100)	Invesco QQQ Trust Series 1, Expiration: 05/21/2021, Exercise Price: $315.00	(37,178,900)	(152,350)
(170)	S&P 500 Index, Expiration: 05/21/2021, Exercise Price: $3,850.00	(71,079,890)	(137,700)
			(290,050)
	TOTAL WRITTEN OPTIONS (Premiums Received $551,726)		$(323,800)

(a)	Exchange traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Schedule of Investments
April 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Basic Materials — 1.9%
6,966	Reliance Steel & Aluminum Company	$1,116,719
27,972	Valvoline, Inc.	878,321
		1,995,040
	Communications — 1.3%
43,290	AudioCodes, Ltd.	1,333,765

	Consumer, Cyclical — 17.6%
3,412	Allegiant Travel Company (a)	804,311
23,135	Boyd Gaming Corporation (a)	1,530,380
6,865	Churchill Downs, Inc.	1,451,947
10,591	Columbia Sportswear Company	1,154,525
15,868	Dolby Laboratories, Inc. - Class A	1,610,126
32,852	Interface, Inc.	421,820
1,390	Lithia Motors, Inc. - Class A	534,288
5,064	Marriott Vacations Worldwide Corporation (a)	899,518
21,911	MDC Holdings, Inc.	1,285,299
3,628	Pool Corporation	1,532,903
10,665	RCI Hospitality Holdings, Inc.	776,519
26,744	Ruth’s Hospitality Group, Inc. (a)	698,286
13,350	Six Flags Entertainment Corporation (a)	627,183
16,691	SkyWest, Inc. (a)	828,875
11,766	Texas Roadhouse, Inc.	1,259,197
9,767	Travel + Leisure Company	630,265
6,530	Watsco, Inc.	1,912,376
35,678	Wendy’s Company	805,252
		18,763,070
	Consumer, Non-cyclical — 14.7%
17,000	Booz Allen Hamilton Holding Corporation	1,410,150
4,903	Chemed Corporation	2,336,819
16,770	Encompass Health Corporation	1,423,102
23,148	Ensign Group, Inc.	1,987,256
27,642	EVERTEC, Inc.	1,102,916
10,253	Hill-Rom Holdings, Inc.	1,130,085
18,428	ICF International, Inc.	1,678,054
32,158	Kforce, Inc.	1,802,134
28,014	Turning Point Brands, Inc.	1,367,643
12,886	U.S. Physical Therapy, Inc.	1,449,031
		15,687,190
	Energy — 7.4%
53,286	Atlantica Sustainable Infrastructure plc	2,054,175
70,599	Brigham Minerals, Inc. - Class A	1,210,067
181,642	Falcon Minerals Corporation	806,491
43,104	Helmerich & Payne, Inc.	1,104,756
17,840	NextEra Energy Partners LP	1,329,972
929	Texas Pacific Land Corporation	1,430,799
		7,936,260
	Financial — 29.8% (b)
37,754	Americold Realty Trust	1,524,884
31,781	CareTrust REIT, Inc.	768,465
52,776	City Office REIT, Inc.	576,842
15,966	Community Healthcare Trust, Inc.	812,989
13,206	CyrusOne, Inc.	961,793
8,683	EastGroup Properties, Inc.	1,377,645
17,417	Enterprise Financial Services Corporation	855,697
47,998	Essential Properties Realty Trust, Inc.	1,257,068
13,218	First Interstate BancSystem, Inc. - Class A	620,849
26,740	Four Corners Property Trust, Inc.	771,984
34,000	German American Bancorp, Inc.	1,473,220
22,864	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,198,074
8,127	Hanover Insurance Group, Inc.	1,124,045
6,603	Hingham Institution for Savings	2,008,236
27,348	Home BancShares, Inc./AR	761,095
17,913	Independent Bank Corporation	1,467,075
58,194	Ladder Capital Corporation	691,927
23,739	Lakeland Financial Corporation	1,548,495
25,418	National Storage Affiliates Trust	1,154,994
20,258	NexPoint Residential Trust, Inc.	1,016,141
23,034	Preferred Bank	1,509,648
6,358	Primerica, Inc.	1,015,818
24,222	ServisFirst Bancshares, Inc.	1,531,799
24,460	Stock Yards Bancorp, Inc.	1,251,374
22,651	Washington Trust Bancorp, Inc.	1,156,333
62,721	West BanCorp, Inc.	1,647,053
16,276	Western Alliance Bancorp	1,710,119
		31,793,662
	Industrial — 16.6%
10,965	AptarGroup, Inc.	1,653,632
28,156	Arcosa, Inc.	1,697,525
7,869	Carlisle Companies, Inc.	1,508,094
15,242	Comfort Systems USA, Inc.	1,255,331
18,784	Forward Air Corporation	1,658,439
7,224	Hubbell, Inc.	1,387,080
9,546	Kadant, Inc.	1,699,475
19,900	Owens Corning	1,926,519
11,801	Tetra Tech, Inc.	1,506,162

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Schedule of Investments
April 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrial — 16.6% (Continued)
15,127	Toro Company	$1,733,554
19,905	UFP Industries, Inc.	1,672,816
		17,698,627
	Technology — 7.9%
19,304	Entegris, Inc.	2,173,244
89,412	Magic Software Enterprises, Ltd.	1,465,463
8,789	MKS Instruments, Inc.	1,574,198
47,888	Sapiens International Corporation NV	1,549,656
16,657	TTEC Holdings, Inc.	1,694,516
		8,457,077
	Utilities — 2.5%
83,513	Algonquin Power & Utilities Corporation	1,347,900
22,400	California Water Service Group	1,316,000
		2,663,900
	TOTAL COMMON STOCKS (Cost $84,223,817)	106,328,591
	Total Investments (Cost $84,223,817) — 99.7%	106,328,591
	Other Assets in Excess of Liabilities — 0.3%	331,285
	TOTAL NET ASSETS — 100.0%	$106,659,876

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

April 30, 2021

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
ASSETS
Investments in unaffiliated securities, at value*	$201,762,466	$86,914,815	$222,202,005	$106,328,591
Investments in affiliated securities, at value*	—	539,133,853	—	—
Cash	342,762	20,483,331	160,857	340,451
Restricted cash for options	391,253	—	—	—
Receivable for securities sold	—	9,086,425	331,531	—
Receivable for capital shares sold	—	—	—	835,930
Dividends receivable	178,359	—	74,109	52,153
Deposit at broker for options	122,683	10,864,758	28,968	—
Total assets	202,797,523	666,483,182	222,797,470	107,557,125

LIABILITIES
Written options, at value (premiums received, $1,214,858, $1,708,900, $551,726 and $0)	928,058	2,150,425	323,800	—
Payable for securities purchased	—	7,605,192	—	830,601
Management fees payable	127,529	364,091	140,295	66,648
Total liabilities	1,055,587	10,119,708	464,095	897,249

NET ASSETS	$201,741,936	$656,363,474	$222,333,375	$106,659,876

Net Assets Consist of:
Paid-in capital	$175,001,026	$643,375,843	$209,910,453	$88,085,705
Total distributable earnings (accumulated deficit)	26,740,910	12,987,631	12,422,922	18,574,171
Net assets	$201,741,936	$656,363,474	$222,333,375	$106,659,876

Net Asset Value:
Net assets	$201,741,936	$656,363,474	$222,333,375	$106,659,876
Shares outstanding^	6,800,000	22,350,000	5,741,755	3,225,000
Net asset value, offering and redemption price per share	$29.67	$29.37	$38.72	$33.07

* Identified Cost:
Investments in unaffiliated securities	$157,280,500	$87,955,004	$165,789,991	$84,223,817
Investments in affiliated securities	—	537,273,811	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Year Ended April 30, 2021

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
INCOME
Dividends from unaffiliated investments (1)	$2,782,356	$1,332,063	$1,906,251	$1,011,988
Dividends from affiliated investments	—	7,028,721	—	—
Total investment income	2,782,356	8,360,784	1,906,251	1,011,988

EXPENSES
Management fees	1,231,736	3,267,559	1,395,458	511,449
Interest expense	1,135	28,011	599	—
Total expenses	1,232,871	3,295,570	1,396,057	511,449
Net investment income (loss)	1,549,485	5,065,214	510,194	500,539

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(19,168,013)	14,315,331	(16,461,019)	4,133,180
Investments in affiliated securities	—	683,321	—	—
Capital gain distributions from unaffiliated underlying exchange traded funds	—	107,910	—	—
Capital gain distributions from affiliated underlying exchange traded funds	—	73,181	—	—
Written options	9,078,365	94,130	11,867,181	—

Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	43,574,339	(2,244,727)	47,428,684	27,115,173
Investments in affiliated securities	—	87,160	—	—
Written options	(1,230,864)	(441,525)	464,157	—
Net realized and unrealized gain (loss) on investments	32,253,827	12,674,781	43,299,003	31,248,353
Net increase (decrease) in net assets resulting from operations	$33,803,312	$17,739,995	$43,809,197	$31,748,892

(1)	Net of foreign taxes withheld of $0, $0, $1,458 and $20,501, respectively.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2021	Period Ended April 30, 2020(1)
OPERATIONS
Net investment income (loss)	$1,549,485	$1,626,943
Net realized gain (loss) on investments and written options	(10,089,648)	(5,899,827)
Change in unrealized appreciation (depreciation) on investments and written options	42,343,475	2,425,291
Net increase (decrease) in net assets resulting from operations	33,803,312	(1,847,593)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,454,907)	(1,518,391)
Total distributions to shareholders	(1,454,907)	(1,518,391)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	65,756,530	116,335,650
Payments for shares redeemed	(9,332,665)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	56,423,865	116,335,650
Net increase (decrease) in net assets	$88,772,270	$112,969,666

NET ASSETS
Beginning of year/period	$112,969,666	$—
End of year/period	$201,741,936	$112,969,666

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	2,450,000	4,700,000
Redemptions	(350,000)	—
Net increase (decrease)	2,100,000	4,700,000

(1)	Fund commenced operations on July 9, 2019. The information presented is for the period from July 9, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2021	Year Ended April 30, 2020
OPERATIONS
Net investment income (loss)	$5,065,214	$3,281,911
Net realized gain (loss) on investments and written options	15,273,873	19,665,686
Change in unrealized appreciation (depreciation) on investments and written options	(2,599,092)	551,982
Net increase (decrease) in net assets resulting from operations	17,739,995	23,499,579

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(27,066,131)	(5,108,936)
Total distributions to shareholders	(27,066,131)	(5,108,936)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	425,007,540	139,592,880
Payments for shares redeemed	(19,346,640)	(2,649,850)
Net increase (decrease) in net assets derived from capital share transactions (a)	405,660,900	136,943,030
Net increase (decrease) in net assets	$396,334,764	$155,333,673

NET ASSETS
Beginning of year	$260,028,710	$104,695,037
End of year	$656,363,474	$260,028,710

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	14,150,000	5,000,000
Redemptions	(650,000)	(100,000)
Net increase (decrease)	13,500,000	4,900,000

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2021	Year Ended April 30, 2020
OPERATIONS
Net investment income (loss)	$510,194	$820,895
Net realized gain (loss) on investments and written options	(4,593,838)	(3,873,335)
Change in unrealized appreciation (depreciation) on investments and written options	47,892,841	4,899,298
Net increase (decrease) in net assets resulting from operations	43,809,197	1,846,858

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(604,958)	(807,008)
Return of capital	(49,223)	—
Total distributions to shareholders	(654,181)	(807,008)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	58,663,075	86,081,430
Proceeds from shares issued in connection with reorganization (1)	—	28,903,875
Payments for shares redeemed	(10,734,185)	(54,841,165)
Net increase (decrease) in net assets derived from capital share transactions (a)	47,928,890	60,144,140
Net increase (decrease) in net assets	$91,083,906	$61,183,990

NET ASSETS
Beginning of year	$131,249,469	$70,065,479
End of year	$222,333,375	$131,249,469

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,700,000	2,850,000
Shares issued in connection with reorganization (1)	—	941,755
Redemptions	(300,000)	(1,800,000)
Net increase (decrease)	1,400,000	1,991,755

(1)	Shares of Aptus Fortified Value ETF converted into shares of the Fund on December 27, 2019.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2021	Year Ended April 30, 2020
OPERATIONS
Net investment income (loss)	$500,539	$958,963
Net realized gain (loss) on investments	4,133,180	(3,582,828)
Change in unrealized appreciation (depreciation) on investments	27,115,173	(6,332,849)
Net increase (decrease) in net assets resulting from operations	31,748,892	(8,956,714)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(500,479)	(1,046,349)
Return of capital	(88,541)	(99,490)
Total distributions to shareholders	(589,020)	(1,145,839)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,911,667	37,380,300
Payments for shares redeemed	(3,804,595)	(29,762,332)
Transaction fees (Note 8)	—	548
Net increase (decrease) in net assets derived from capital share transactions (a)	31,107,072	7,618,516
Net increase (decrease) in net assets	$62,266,944	$(2,484,037)

NET ASSETS
Beginning of year	$44,392,932	$46,876,969
End of year	$106,659,876	$44,392,932

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,225,000	1,475,000
Redemptions	(175,000)	(1,175,000)
Net increase (decrease)	1,050,000	300,000

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended April 30, 2021	Period Ended April 30, 2020(1)
Net asset value, beginning of year/period	$24.04	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.27	0.49
Net realized and unrealized gain (loss) on investments	5.61	(1.01)
Total from investment operations	5.88	(0.52)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.25)	(0.44)
Total distributions	(0.25)	(0.44)
Net asset value, end of year/period	$29.67	$24.04
Total return	24.57%	-2.14	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$201,742	$112,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	0.99%	2.46	%(4)
Portfolio turnover rate (5)	46%	170	%(3)

(1)	Commencement of operations on July 9, 2019.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended April 30, 2021		Year Ended April 30, 2020	Period Ended April 30, 2019(1)
Net asset value, beginning of year/period	$29.38		$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.32		0.55	0.35
Net realized and unrealized gain (loss) on investments	1.31	(4)	3.14	1.90
Total from investment operations	1.63		3.69	2.25

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.33)		(0.50)	(0.27)
Net realized gain	(1.31)		(0.32)	(0.47)
Total distributions	(1.64)		(0.82)	(0.74)
Net asset value, end of year/period	$29.37		$29.38	$26.51
Total return	5.62%		14.12%	9.23	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$656,363		$260,029	$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (6)	0.70	%(7)	0.69%	0.69	%(8)
Net investment income (loss) to average net assets (3)	1.07%		1.97%	1.86	%(8)
Portfolio turnover rate (9)	28%		78%	21	%(5)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(4)

Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Includes broker interest expense of 0.01%
(8)	Annualized.
(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Period Ended April 30, 2017(1)
Net asset value, beginning of year/period	$30.23	$29.82	$32.49	$26.57	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.10	0.28	0.29	0.05	0.28
Net realized and unrealized gain (loss) on investments (3)	8.52	0.39	(2.72)	5.97	1.47
Total from investment operations	8.62	0.67	(2.43)	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.12)	(0.26)	(0.24)	(0.10)	(0.18)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.13)	(0.26)	(0.24)	(0.10)	(0.18)
Net asset value, end of year/period	$38.72	$30.23	$29.82	$32.49	$26.57
Total return	28.59%	2.27%	-7.46%	22.68%	7.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$222,333	$131,249	$70,065	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	0.29%	0.94%	0.91%	0.17%	1.21	%(5)
Portfolio turnover rate (6)	48%	230%	321%	124%	144	%(4)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended April 30, 2021	Year Ended April 30, 2020	Period Ended April 30, 2019(1)
Net asset value, beginning of year/period	$20.41	$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.21	0.48	0.38
Net realized and unrealized gain (loss) on investments	12.69	(4.53)	(0.08	)(3)
Total from investment operations	12.90	(4.05)	0.30

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.20)	(0.49)	(0.30)
Return of capital	(0.04)	(0.05)	—
Total distributions	(0.24)	(0.54)	(0.30)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—	0.00 (4)	0.00	(4)

Net asset value, end of year/period	$33.07	$20.41	$25.00
Total return	63.49%	-16.46%	1.34	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$106,660	$44,393	$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79	%(6)
Net investment income (loss) to average net assets	0.77%	1.94%	2.01	%(6)
Portfolio turnover rate (7)	65%	56%	31	%(5)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.005. See Note 8.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Notes to Financial Statements

April 30, 2021

NOTE 1 – ORGANIZATION

Aptus Collared Income Opportunity ETF is a non-diversified series and Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aptus Collared Income Opportunity ETF commenced operations on July 9, 2019, and its investment objective is to seek current income and capital appreciation. Aptus Drawdown Managed Equity ETF commenced operations on June 8, 2016, and its investment objective is to seek capital appreciation with downside protection. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation.

The end of the reporting period for the Funds is April 30, 2021 and the period covered by these Notes to Financial Statements is the fiscal period from May 1, 2020 to April 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Collared Income Opportunity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$200,798,466	$—	$—	$200,798,466
Purchased Options	—	964,000	—	964,000
Total Investments in Securities	$200,798,466	$964,000	$—	$201,762,466

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$928,058	$—	$928,058
Total Written Options	$—	$928,058	$—	$928,058

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$595,342,648	$—	$—	$595,342,648
Purchased Options	—	30,706,020	—	30,706,020
Total Investments in Securities	$595,342,648	$30,706,020	$—	$626,048,668

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$2,150,425	$—	$2,150,425
Total Written Options	$—	$2,150,425	$—	$2,150,425

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

Aptus Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$220,687,255	$—	$—	$220,687,255
Purchased Options	—	1,514,750	—	1,514,750
Total Investments in Securities	$220,687,255	$1,514,750	$—	$222,202,005

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$323,800	$—	$323,800
Total Written Options	$—	$323,800	$—	$323,800

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Opus Small Cap Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$106,328,591	$—	$—	$106,328,591
Total Investments in Securities	$106,328,591	$—	$—	$106,328,591

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Income Opportunity ETF	$(2,241,599)	$2,241,599
Aptus Defined Risk ETF	(702,319)	702,319
Aptus Drawdown Managed Equity ETF	(3,196,937)	3,196,937
Opus Small Cap Value ETF	(421,941)	421,941

During the current fiscal period, the Funds realized the following in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains/(Losses) from In-Kind Redemptions
Aptus Collared Income Opportunity ETF	$2,241,599
Aptus Defined Risk ETF	702,319
Aptus Drawdown Managed Equity ETF	3,196,923
Opus Small Cap Value ETF	421,941

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Drawdown Managed Equity ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF each pay the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Income Opportunity ETF	$71,185,888	$83,550,624
Aptus Defined Risk ETF	120,498,938	121,597,102
Aptus Drawdown Managed Equity ETF	82,700,673	97,447,295
Opus Small Cap Value ETF	44,041,159	41,450,052

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Income Opportunity ETF	$64,874,087	$9,254,405
Aptus Defined Risk ETF	384,606,589	17,474,911
Aptus Drawdown Managed Equity ETF	57,933,823	10,654,985
Opus Small Cap Value ETF	34,535,410	3,701,459

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the year ended April 30, 2021 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF
Affiliated Issuer	Value at 4/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 4/30/2021
iShares iBonds Dec 2021 Term Corporate ETF	$32,685,332	$53,120,605	$(2,414,260)	$70,132	$(694,855)	$82,766,954
iShares iBonds Dec 2022 Term Corporate ETF	32,867,168	76,490,847	(3,017,331)	165,268	(366,853)	106,139,099
iShares iBonds Dec 2023 Term Corporate ETF	33,209,016	117,403,566	(3,538,878)	286,151	26,045	147,385,899
iShares iBonds Dec 2024 Term Corporate ETF	31,824,291	72,120,781	(2,891,117)	102,082	946,348	102,102,385
iShares iBonds Dec 2025 Term Corporate ETF	—	103,416,016	(2,912,663)	59,688	176,475	100,739,516
	$130,585,807			$683,321	$87,160	$539,133,853

Affiliated Issuer (Continued)	Shares Held at 4/30/2021	Dividend Income	Capital Gain Distributions from Underlying Funds
iShares iBonds Dec 2021 Term Corporate ETF	3,336,032	$1,098,180	$23,886
iShares iBonds Dec 2022 Term Corporate ETF	4,168,857	1,392,993	—
iShares iBonds Dec 2023 Term Corporate ETF	5,640,486	1,697,613	—
iShares iBonds Dec 2024 Term Corporate ETF	3,862,394	1,447,243	—
iShares iBonds Dec 2025 Term Corporate ETF	3,733,859	1,392,692	49,295
		$7,028,721	$73,181

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2021 were as follows:

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
Tax cost of investments	$157,982,302	$625,306,538	$165,644,447	$84,256,779
Gross tax unrealized appreciation	$46,327,117	$5,150,725	$57,411,847	$22,908,850
Gross tax unrealized depreciation	(2,460,526)	(4,850,120)	(767,537)	(837,038)
Net tax unrealized appreciation (depreciation)	43,866,591	300,605	56,644,310	22,071,812
Undistributed ordinary Income	120,814	12,687,026	—	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(17,246,495)	—	(44,221,388)	(3,497,641)
Distributable earnings (accumulated deficit)	$26,740,910	$12,987,631	$12,422,922	$18,574,171

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of April 30, 2021, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Income Opportunity ETF	$2,171,578	$7,557,894
Aptus Defined Risk ETF	—	—
Aptus Drawdown Managed Equity ETF	35,470,960	8,750,428
Opus Small Cap Value ETF	2,213,390	1,284,351

During the current fiscal period, Opus Small Cap Value ETF utilized $3,007,989 of short-term and $736,160 of long-term capital loss carryforward that was available as of April 30, 2020. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the acquired fund may expire without being utilized. Additionally, for five years beginning after the closing date of the reorganization, the Fund will not be allowed to offset certain pre-reorganization built-in gains attributable to the acquired fund (if any) with capital loss carryforwards attributable to the Fund.

The tax character of distributions paid by the Funds during year ended April 30, 2021 and year/period ended April 30, 2020 was as follows:

	Year Ended April 30, 2021			Year/Period(1) Ended April 30, 2020
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Return of Capital
Aptus Collared Income Opportunity ETF	$1,454,907	$—	$—	$1,518,391	$—
Aptus Defined Risk ETF	24,142,128	2,924,003	—	5,108,936	—
Aptus Drawdown Managed Equity ETF	604,958	—	49,223	807,008	—
Opus Small Cap Value ETF	500,479	—	88,541	1,046,349	99,490

(1)	Information for Aptus Collared Income Opportunity ETF is for the period from July 9, 2019 to April 30, 2020.

NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options. Aptus Defined Risk ETF seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or on one or more other ETFs that principally invest in U.S. equity securities, or by utilizing a combination of purchased and written (sold) call options (spread). Aptus Collared Income Opportunity ETF may buy put options or an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities or on an index tracking a portfolio of large capitalization U.S. equity securities to generate premium from such options, while

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

mitigating the downside risk associated with owning equity securities. Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”).

When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for written options. Broker interest paid by the Funds, if any, is included as interest expense in the Statements of Operations. As collateral for its written options, the Aptus Collared Income Opportunity ETF maintains segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Income Opportunity ETF	$1,538,751
Aptus Defined Risk ETF	25,894,536
Aptus Drawdown Managed Equity ETF	2,223,501

Written Options
Aptus Collared Income Opportunity ETF	$(1,527,176)
Aptus Defined Risk ETF	(404,610)
Aptus Drawdown Managed Equity ETF	(587,005)

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$964,000
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	30,706,020
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	1,514,750

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	Written options, at value	$(928,058)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written options, at value	(2,150,425)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(323,800)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	$(23,590,538	)*	$958,389	**
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	9,078,365		(1,230,864)
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	14,803,421	*	(1,999,313	)**
Aptus Defined Risk ETF	Equity Contracts - Written Options	94,130		(441,525)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(29,367,168	)*	(907,124	)**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	11,867,181		464,157

*	Included in net realized gain (loss) on investments in unaffiliated securities as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities as reported in the Statement of Operations.

Aptus ETFs

Notes to Financial Statements
April 30, 2021 (Continued)

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, and Aptus Drawdown Managed Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets.

NOTE 9 – RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Other Investment Companies Risk. The risks of the Aptus Defined Risk ETF investing in investment companies, such as the bond ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Aptus ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Aptus ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aptus Collared Income Opportunity ETF	For the year ended April 30, 2021	For the year ended April 30, 2021 and for the period from July 9, 2019 (commencement of operations) through April 30, 2020
Aptus Defined Risk ETF	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021 and 2020 and for the period from August 7, 2018 (commencement of operations) through April 30, 2019
Aptus Drawdown Managed Equity ETF	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021, 2020, 2019 and 2018 and for the period from June 8, 2016 (commencement of operations) through April 30, 2017
Opus Small Cap Value ETF	For the year ended April 30, 2021	For the years ended April 30, 2021 and 2020	For the years ended April 30, 2021 and 2020 and for the period from July 17, 2018 (commencement of operations) through April 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Aptus ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2021

Aptus ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	47	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	47	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	47	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	47	None

Aptus ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Funds Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Aptus ETFs

Expense Examples

For the Six-Months Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aptus Collared Income Opportunity ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,142.60	$4.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

Aptus Defined Risk ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,021.30	$3.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

Aptus ETFs

Expense Examples
For the Six-Months Ended April 30, 2021 (Unaudited) (Continued)

Aptus Drawdown Managed Equity ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,176.50	$4.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

Opus Small Cap Value ETF

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,404.80	$4.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.69%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Aptus ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 27-28, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Drawdown Managed Equity ETF, Aptus Defined Risk ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended September 30, 2020, unless otherwise indicated below.

Aptus Drawdown Managed Equity ETF: The Board noted that the Fund had performed, before fees and expenses, roughly in line with the S&P 500 Index for the one-year period ended December 31, 2020, but for the one-year, three-year, and since inception periods ended September 30, 2020, the Fund underperformed the S&P 500 Index. The Board further noted that, for the one-year period, the Fund had outperformed the median for funds in the universe of actively-managed options-based ETFs as reported by Morningstar (the “Category Peer Group”). Additionally, the Board noted that the Fund’s performance for the one- and three-year period was within the range of returns for the Fund’s ETF competitors identified by the Adviser that have a similar objective and strategy of seeking capital appreciation from U.S. equity securities with downside protection (the “Selected Peer Group”). The Board noted that performance returns for the three-year and since inception periods include performance of the Fund’s prior investment objective as an index-based fund and, as such, may not be fully reflective of the current investment strategy. The Board also considered that, due to the Fund’s hedging strategy, the Fund’s performance can be expected to lag the performance of the broader equity markets as measured by indices such as the Fund’s benchmark index, the S&P 500, during periods of rising or strong positive performance.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

Aptus Defined Risk ETF: The Board noted that, for the one-year period, the Fund significantly outperformed the Bloomberg Barclays US Aggregate Bond Index and also outperformed such benchmark since inception. The Board further noted that, for the one-year period, the Fund had significantly outperformed the median for funds in the universe of actively-managed options-based ETFs as reported by Morningstar (the “Category Peer Group”). Additionally, the Board noted that the Fund outperformed the Fund’s most direct competitors with a fixed income strategy of investing in short- and intermediate-term investment grade bonds as identified by the Adviser (the “Selected Peer Group”). However, the Board noted that the Selected Peer Group was not a direct comparison to the Fund because of the Fund’s unique combination of fixed-income and equity exposures. The Board also considered that, due to the Fund’s exposure to both fixed-income and equity markets, the Fund’s performance can be expected to deviate, positively or negatively, from the performance of the broader fixed income market as measured by indices such as the Fund’s benchmark index, the Bloomberg Barclays US Aggregate Bond Index.

Aptus Collared Income Opportunity ETF: The Board noted that, for the one-year and since inception periods, the Fund underperformed the S&P 500 Index, but for the one-year period outperformed the median for funds in the universe of actively managed options-based ETFs as reported by Morningstar (the “Category Peer Group”). Additionally, the Board noted that the Fund outperformed the Fund’s most direct competitors with a covered-call strategy with U.S. equity exposure as identified by the Adviser (the “Selected Peer Group”). However, the Board noted that the Selected Peer Group was not a direct comparison to the Fund because of the Fund’s unique use of written call options on individual equity securities, as well as the use of put options on a basket of equity securities. The Board also considered that, due to the Fund’s hedging strategy, the Fund’s performance can be expected to lag the performance of the broader equity markets as measured by indices such as the Fund’s benchmark index, the S&P 500, during periods of rising or strong positive performance.

Opus Small Cap Value ETF: The Board noted that, for the one-year and since inception periods, the Fund outperformed the Russell 2000 Value Total Return Index. The Board further noted that, for the one-year period, the Fund had underperformed the median for funds in the universe of US Small Blend ETFs as reported by Morningstar (the “Category Peer Group”). Additionally, the Board noted that the Fund significantly outperformed the Fund’s most direct competitors with a value or dividend focus on U.S. small-cap equities, as identified by the Adviser (the “Selected Peer Group”). However, the Board noted that the Category Peer Group was not a direct comparison to the Fund because the Category Peer Group was entirely comprised of index-based ETF. Additionally, the Board noted that most of the funds in the Selected Peer Group were index-based funds.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds, which included the “unified fee” described below and acquired fund fees and expenses, where applicable, and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

Aptus Drawdown Managed Equity ETF: The Board noted that the expense ratio for the Fund was in line with the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was near the top of the range of expense ratios of funds in the Selected Peer Group. However, the Board also noted that, because the Selected Peer Group included low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s management fee or expense ratio.

Aptus Defined Risk ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was significantly higher than the expense ratios of the Selected Peer Group. However, the Board also noted that, because the Selected Peer Group included low-cost, passive, fixed-income ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s management fee or expense ratio.

Aptus Collared Income Opportunity ETF: The Board noted that the expense ratio for the Fund was in line with the median of its Category Peer Group. The Board further noted that the Fund’s expense ratio was higher than the median of its Selected Peer Group, but within the range of expense ratios for its Selected Peer Group. However, the Board noted that the Selected Peer Group was not a direct comparison to the Fund because the Selected Peer Group included index-based ETFs and because of the Fund’s unique use of written call options on individual equity securities, as well as the use of put options on a basket of equity securities.

Opus Small Cap Value ETF: The Board noted that the expense ratio for the Fund was significantly higher the medians of its Category Peer Group and Selected Peer Group. The Board also noted that, because both the Category Peer Group and Selected Peer Group included significantly larger, low-cost, passively-managed ETFs, the peer groups may not allow for an apt comparison by which to judge the Fund’s management fee or expense ratio.

Aptus ETFs

Approval of Advisory Agreement and Board Considerations

(Unaudited) (Continued)

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Aptus ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended April 30, 2021, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2021 was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Income Opportunity ETF	0.00%
Aptus Defined Risk ETF	78.53%
Aptus Drawdown Managed Equity ETF	0.00%
Opus Small Cap Value ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.aptusetfs.com and www.opusetfs.com. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

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Adviser

Aptus Capital Advisors, LLC
265 Young Street
Fairhope, Alabama 36532

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Collared Income Opportunity ETF Symbol – ACIO CUSIP – 26922A222
Aptus Defined Risk ETF Symbol – DRSK CUSIP – 26922A388
Aptus Drawdown Managed Equity ETF Symbol – ADME CUSIP – 26922A784
Opus Small Cap Value ETF Symbol – OSCV CUSIP – 26922A446

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aptus Collared Income Opportunity ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit Fees	$ 14,000	$ 14,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,500	$ 3,000
All Other Fees	$ 0	$ 0

Aptus Defined Risk ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit Fees	$14,000	$14,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$3,500	$3,000
All Other Fees	$ 0	$ 0

Aptus Drawdown Managed Equity ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit Fees	$ 13,500	$ 18,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,500	$ 3,000
All Other Fees	$ 0	$ 0

Opus Small Cap Value ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit Fees	$13,500	$13,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$3,500	$3,000
All Other Fees	$ 0	$ 0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Aptus Collared Income Opportunity ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Defined Risk ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Drawdown Managed Equity ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Opus Small Cap Value ETF

	FYE 4/30/2021	FYE 4/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Aptus Collared Income Opportunity ETF

Non-Audit Related Fees	FYE 4/30/2021	FYE 4/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Defined Risk ETF

Non-Audit Related Fees	FYE 4/30/2021	FYE 4/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Drawdown Managed Equity ETF

Non-Audit Related Fees	FYE 4/30/2021	FYE 4/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Opus Small Cap Value ETF

Non-Audit Related Fees	FYE 4/30/2021	FYE 4/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/2/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/2/2021

*	Print the name and title of each signing officer under his or her signature.